CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets Abstract
Intangible assets	$ 1,295	$ 1,382
Property, plant and equipment	2,557	2,628
Derivative financial instruments	1
Deferred tax assets	62	62
Employee benefit assets	19	22
Other non-current assets	60	70
Non-current assets	3,994	4,164
Current assets
Inventories	417	469
Trade and other receivables	438	278
Contract assets	228	259
Income tax receivable	32	44
Derivative financial instruments	23	12
Cash, cash equivalents and restricted cash	236	443
Total current assets	1,374	1,505
TOTAL ASSETS	5,368	5,669
Equity attributable to owners of the parent
Equity share capital	267	267
Share premium	5,989	5,989
Other reserves	(5,679)	(5,687)
Retained earnings	(605)	(469)
Equity attributable to owners of parent	(28)	100
Non-controlling interests	6	6
TOTAL EQUITY	(22)	106
Non-current liabilities
Borrowings	3,590	3,640
Employee benefit obligations	150	169
Derivative financial instruments	45	52
Deferred tax liabilities	129	136
Other liabilities and provisions	32	44
Non-current liabilities	3,946	4,041
Current liabilities
Borrowings	285	94
Interest payable	15	14
Derivative financial instruments	19	32
Trade and other payables	1,080	1,317
Income tax payable	24	28
Provisions	21	37
Current liabilities	1,444	1,522
TOTAL LIABILITIES	5,390	5,563
TOTAL EQUITY and LIABILITIES	$ 5,368	$ 5,669